Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Class of Warrant or Right [Line Items]
Schedule of Options Outstanding

The following table summarizes the changes in outstanding options and the related price of the shares of the Company’s common stock issued to employees of the Company. See Note 7 for the issuance of related party options.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2024	874,835	$3.23	2.31 years

Granted	689,584	4.40	1.93 years	-

Expired/Cancelled	(190,751)	-	-

Exercised	-	-	-

Outstanding, January 31, 2025	1,373,668	3.68	1.90 years

Granted	-	-	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- April 30, 2025	1,373,668	$3.68	1.65 years	$4,550,248

Exercisable - April 30, 2025	1,373,668	$3.68	1.65 years	$4,550,248

The following table summarizes the changes in options outstanding and the related price of the shares of the Company’s common stock issued to employees of the Company. See Note 7 for the issuance of related party options.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2023	470,335	$4.13	2.53 years
Granted	404,500	2.18	2.68 years	-
Expired/Cancelled	-	-	-
Exercised	-	-	-
Outstanding, January 31, 2024	874,835	3.23	2.31 years
Granted	689,584	4.40	1.93 years
Expired/Cancelled	(190,751)	-	-
Exercised	-	-	-
Outstanding- January 31, 2025	1,373,668	$3.68	1.90 years	$6,337,984
Exercisable - January 31, 2025	1,373,668	$3.68	1.90 years	$6,337,984

Schedule of Additional Information Relating to the Options Outstanding

The following table summarizes additional information relating to the options outstanding as of April 30, 2025:

			Weighted Average		Weighted Average
Range of Exercise	Number	Weighted Average	Exercise Price for Shares	Number	Exercise Price for Shares	Intrinsic
Prices	Outstanding	Life(Years)	Outstanding	Exercisable	Exercisable	Value

$1.93	214,500	1.49	$1.93	214,500	$1.93	$1,061,775
$2.12	140,000	1.49	$2.12	140,000	$2.12	$666,400
$2.37	195,000	1.88	$2.37	195,000	$2.37	$879,450
$2.61	195,000	1.88	$2.61	195,000	$2.61	$828,750
$2.65	20,000	1.39	$2.65	20,000	$2.65	$84,600
$2.75	30,000	1.76	$2.75	30,000	$2.75	$123,900
$3.59	35,000	2.42	$3.59	35,000	$3.59	$115,150
$3.75	57,500	0.61	$3.75	57,500	$3.75	$179,975
$3.98	30,000	0.76	$3.98	30,000	$3.98	$87,000
$4.09	78,750	0.25	$4.09	78,750	$4.09	$219,713
$4.12	50,000	0.61	$4.12	50,000	$4.12	$138,000
$4.50	58,334	0.25	$4.50	58,334	$4.50	$138,835
$5.99	30,000	2.17	$5.99	30,000	$5.99	$26,700
$7.34	180,918	2.73	$7.34	180,918	$7.34	$-
$8.07	58,666	2.73	$8.07	58,666	$8.07	$-

	1,373,668	1.65	$3.68	1,373,668	$3.68	$4,550,248

The following table summarizes additional information relating to the options outstanding as of January 31, 2025:

			Weighted Average		Weighted Average
Range of Exercise	Number	Weighted Average	Exercise Price for Shares	Number	Exercise Price for Shares	Intrinsic
Prices	Outstanding	Life(Years)	Outstanding	Exercisable	Exercisable	Value

$1.93	214,500	1.73	$1.93	214,500	$1.93	$1,364,220
$2.12	140,000	1.73	$2.12	140,000	$2.12	$863,800
$2.37	195,000	2.13	$2.37	195,000	$2.37	$1,154,400
$2.61	195,000	2.13	$2.61	195,000	$2.61	$1,107,600
$2.65	20,000	1.63	$2.65	20,000	$2.65	$112,800
$2.75	30,000	2.00	$2.75	30,000	$2.75	$166,200
$3.59	35,000	2.66	$3.59	35,000	$3.59	$164,500
$3.75	57,500	1.00	$3.75	57,500	$3.75	$261,050
$3.98	30,000	1.00	$3.98	30,000	$3.98	$129,300
$4.09	78,750	0.50	$4.09	78,750	$4.09	$330,750
$4.12	50,000	0.85	$4.12	50,000	$4.12	$208,500
$4.50	58,334	0.50	$4.50	58,334	$4.50	$221,086
$5.99	30,000	2.41	$5.99	30,000	$5.99	$69,000
$7.34	180,918	2.98	$7.34	180,918	$7.34	$171,872
$8.07	58,666	2.98	$8.07	58,666	$8.07	$12,907
	1,373,668	1.90	$3.68	1,373,668	$3.68	$6,337,984

Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of Warrants Outstanding

The following table summarizes the changes in the warrants outstanding and the related price of the shares of the common stock issued to non-employees of the Company during the three months ending April 30, 2025 and the year ending January 31, 2025.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2024	1,283,038	$5.88	2.97 years	$-

Granted	4,402,460	6.40	4.72 years	-

Expired/Cancelled	(50,000)	4.00	-	-

Exercised	(88,525)	1.98	-	-

Outstanding, January 31, 2025	5,546,973	6.37	3.68 years	-

Granted	-	-	-	-

Expired/Cancelled	-	-	-	-

Exercised	(58,333)	1.93	-	-

Outstanding- April 30, 2025	5,488,640	$6.42	3.98 years	$2,531,538

Exercisable - April 30, 2025	5,488,640	$6.42	3.98 years	$2,531,538

The following table summarizes the changes in the warrants outstanding and the related price of the shares of the common stock issued to non-employees of the Company during the year ending January 31, 2025.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2023	1,307,671	$6.43	3.34 years	$-
Granted	175,833	2.28	2.97 years	-
Expired/Cancelled	(200,466)	6.33	-	-
Exercised	-	-	-	-
Outstanding, January 31, 2024	1,283,038	5.88	2.97 years	-
Granted	4,402,460	6.40	4.72 years	-
Expired/Cancelled	(50,000)	4.00	-	-
Exercised	(88,525)	1.98	-	-
Outstanding- January 31, 2025	5,546,973	$6.37	3.68 years	$10,626,018
Exercisable - January 31, 2025	5,546,973	$6.37	3.68 years	$10,626,018

Schedule of Additional Information Relating to the Warrants Outstanding

The following table summarizes additional information relating to the warrants outstanding as of April 30, 2025:

		Weighted Average	Weighted Average		Weighted Average
Range of Exercise	Number	Remaining Contractual	Exercise Price for Shares	Number	Exercise Price for Shares	Intrinsic
Prices	Outstanding	Life (Years)	Outstanding	Exercisable	Exercisable	Value
$4.00	30,000	2.85	$4.00	30,000	$4.00	$86,400
$6.43	5,433,640	3.47	$6.43	5,433,640	$6.43	$2,445,138
$7.50	25,000	2.77	$7.50	25,000	$7.50	$-
	5,488,640		$6.42	5,488,640	$6.42	$2,531,538

The following table summarizes additional information relating to the warrants outstanding as of January 31, 2025:

Range of Exercise	Number	Remaining Contractual	Exercise Price for Shares	Number	Exercise Price for Shares	Intrinsic
Prices	Outstanding	Life (Years)	Outstanding	Exercisable	Exercisable	Value
$1.93	58,333	1.74	$1.93	58,333	$1.93	$370,988
$4.00	30,000	3.10	$4.00	30,000	$4.00	$128,700
$6.43	5,433,640	3.71	$6.43	5,433,640	$6.43	$10,106,570
$7.50	25,000	2.77	$7.50	25,000	$7.50	$19,760
	5,546,973		$6.37	5,546,973	$6.37	$10,626,018